INVENTORIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Inventories
Raw materials	$ 95,223,795	$ 52,610,348
Work-in-process	33,207,222	25,181,639
Finished goods	303,894,102	153,365,824
Inventories	432,325,119	231,157,811
Inventory written down	$ 16,950,524	$ 714,558	$ 3,085,529